Intangible Assets, Net (Tables)	12 Months Ended
Feb. 28, 2026
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As of
	February 28, 2025	February 28, 2026
	RMB	RMB	USD
Trade name	4,000	4,000	583
Student base and customer relationship	2,200	2,200	321
School cooperation agreements	1,000	1,000	146
Non-compete agreements	440	—	—
Purchased software	442	1,831	267
License	302	302	44
Total	8,384	9,333	1,361
Less: accumulated amortization	6,950	7,098	1,035
Intangible assets, net	1,434	2,235	326